Share Capital	12 Months Ended
Mar. 31, 2026
Disclosure of classes of share capital [abstract]
Share Capital	SHARE CAPITAL
AUTHORIZED
As at March 31, 2026 and 2025, the Company’s authorized share capital consisted of an unlimited number of shares without par value as follows:
•Subordinate Voting Shares, carrying one vote per share, ranking pari passu with the Multiple Voting Shares as to the right to receive dividends and the remainder of the Company’s property in the event of a voluntary or involuntary winding-up or dissolution, or any other distribution of assets among shareholders for the purposes of winding up the Company’s affairs;
•Multiple Voting Shares, carrying ten votes per share, ranking pari passu with the Subordinate Voting Shares as to the right to receive dividends and the remainder of the Company’s property in the event of a voluntary or involuntary winding-up or dissolution, or any other distribution of assets among shareholders for the purpose of winding-up the Company’s affairs, each share being convertible at the holder’s entire discretion into Subordinate Voting Shares on a share for share basis, and being automatically converted upon their transfer to a person who is not a permitted holder or upon the death of a permitted holder, unless otherwise acquired by any of the remaining permitted holders in accordance with the terms of the voting agreement entered into between permitted holders; and
13. SHARE CAPITAL (CONT’D)
•Preferred shares, issuable in series, each series ranking pari passu with other series but prior to any class ranking junior thereto, as well as prior to Subordinate Voting Shares and Multiple Voting Shares as to the right to receive dividends, and the remainder of the Company’s property in the event of a voluntary or involuntary winding-up or dissolution, or any other distribution of assets among shareholders for the purposes of winding up the Company’s affairs. If and when issued, preferred shares will have such voting rights and conversion rights as may be determined by the Company’s Board at the time of issuance thereof. As at March 31, 2026, there were Series A and Series B preferred shares authorized:
◦Series A, non-voting shares, with the right to receive a non-cumulative preferential dividend calculated at a rate of 0.02% per day; and
◦Series B, non-voting shares, with the right to receive a non-cumulative preferential dividend calculated at a rate of 0.05% per week.
NCIB
On September 9, 2025, the Company’s Board of Directors authorized and subsequently the TSX approved the implementation of a NCIB. Under the NCIB, the Company is allowed to purchase for cancellation up to 5,939,183 Subordinate Voting Shares, representing 10% of the Company’s public float as of the close of markets on September 2, 2025.
The NCIB plan commenced on September 12, 2025 and will end on the earlier of September 11, 2026 and the date on which the Company will have acquired the maximum number of Subordinate Voting Shares allowable under the NCIB or will otherwise have decided not to make any further purchases. All purchases of Subordinate Voting Shares are made by means of open market transactions at their market price at the time of acquisition. Concurrently, the Company entered into an automatic share purchase plan (“ASPP”) with a designated broker in connection with its NCIB. The ASPP allows the designated broker to purchase for cancellation Subordinate Voting Shares, on behalf of the Company, subject to certain trading parameters established, from time to time, by the Company.
ISSUED
The following table presents information concerning issued share capital activity for the year ended March 31, 2026:

	Subordinate Voting Shares		Multiple Voting Shares
	Number of shares	$	Number of shares	$
Beginning balance	92,030,852	311,861	7,274,248	4,824
Shares issued pursuant to vesting of share-based compensation granted on business acquisition	622,420	1,966	—	—
Exercise of stock options	—	—	52,632	178
Shares purchased for cancellation	(3,226,902)	(10,919)	—	—
Settlement of DSUs	256,191	620	—	—
Shares purchased for settlement of RSUs	(84,470)	(286)	—	—
Delivery of shares upon settlement of RSUs	84,470	197	—	—
Shares cancelled	(142,318)	(482)	—	—
Ending balance (a)	89,540,243	302,957	7,326,880	5,002

(a) Includes 1,149,702 Subordinate Voting Shares issued as part of the XRM Acquisition subject to forfeitures which are not considered as outstanding as per IFRS.
13. SHARE CAPITAL (CONT’D)
During the year ended March 31, 2026, the following transactions occurred:
•As part of the acquisition of Datum Consulting Group, LLC and its international affiliates (the “Datum Acquisition’’), 622,420 Subordinate Voting Shares, with a total value of $1,966,000 (US$ $1,438,000), reclassified from contributed surplus, were issued in settlement of the third anniversary share consideration.
•52,632 stock options were exercised and 52,632 Multiple Voting Shares were issued to a key management personnel with a carrying value of $178,000, for cash consideration of $100,000, with $78,000 reclassified from contributed surplus.
•3,226,902 Subordinate Voting Shares were purchased for cancellation under the Company's NCIB for a total cash consideration of $5,208,000 and a carrying value of $10,919,000. The excess of the carrying value over the purchase price in the amount of $5,711,000 was recorded as a reduction to deficit. Included in the 3,226,902 Subordinate Voting Shares are 2,489,682 Subordinate Voting Shares purchased for cancellation for a cash consideration of $3,972,000 pursuant to the Datum Transaction.
•256,191 DSUs were settled and 256,191 Subordinate Voting Shares were issued with a carrying value of $620,000, which was reclassified from contributed surplus.
•84,470 Subordinate Voting Shares were purchased on the open market for the settlement of RSUs for a total cash consideration of $205,000 and a carrying value of $286,000. The excess of the carrying value over the purchase price in the amount of $81,000 was recorded as a reduction to deficit. A total of 116,567 RSUs were settled net of withholding tax and 84,470 Subordinate Voting Shares were delivered with a carrying value of $197,000, which was reclassified from contributed surplus. The purchase and delivery of Subordinate Voting Shares upon settlement of RSUs were completed by the administrative agent of the SUP, in accordance with the terms of the SUP and the Services Agreement entered into between the Company and the administrative agent.
•142,318 Subordinate Voting Shares were cancelled in accordance with the application of a sunset clause as per the November 1, 2018 agreement with Edgewater Technology, Inc., with a carrying value of $482,000 reclassified to deficit.
The following table presents information concerning issued share capital activity for the year ended March 31, 2025:

	Subordinate Voting Shares		Multiple Voting Shares
	Number of shares	$	Number of shares	$
Beginning balance	88,141,000	307,585	7,274,248	4,824
Shares issued pursuant to vesting of share-based compensation granted on business acquisition	622,420	1,971	—	—
Shares issued in consideration of the XRM Acquisition (note 4)	3,449,103	2,875	—	—
Shares purchased for cancellation	(205,483)	(717)	—	—
Shares purchased for settlement of RSUs	(69,840)	(244)	—	—
Delivery of shares upon settlement of RSUs	69,840	169	—	—
Issuance of shares upon settlement of PSUs	23,812	222	—	—
Ending balance (a)	92,030,852	311,861	7,274,248	4,824

(a) Includes 1,724,553 Subordinate Voting Shares issued as part of the XRM Acquisition subject to forfeitures which are not considered as outstanding as per IFRS.
13. SHARE CAPITAL (CONT’D)
During the year ended March 31, 2025, the following transactions occurred:
•As part of the Datum Acquisition, 622,420 Subordinate Voting Shares, with a total value of $1,971,000 (US$1,438,000), reclassified from contributed surplus, were issued in settlement of the second anniversary share consideration.
•As part of the XRM Acquisition (note 4), 3,449,103 Subordinate Voting Shares were issued, with a total value of $5,750,000, including 1,724,553 shares subject to a claw-back clause which have been treated as deferred compensation and recorded as share-based compensation on business acquisition. The 1,724,550 shares not subject to the clawback clause had a total value of $2,875,000 and were recorded as share capital.
•205,483 Subordinate Voting Shares were purchased for cancellation under the Company's then existing NCIB for a total cash consideration of $402,000 and a carrying value of $717,000. The excess of the carrying value over the purchase price in the amount of $315,000 was recorded as a reduction to deficit.
•69,840 Subordinate Voting Shares were purchased for the settlement of RSUs for a total cash consideration of $148,000 and a carrying value of $244,000. The excess of the carrying value over the purchase price in the amount of $96,000 was recorded as a reduction to deficit. A total of 116,566 RSUs were settled net of tax and 69,840 Subordinate Voting Shares were delivered with a carrying value of $169,000, which was reclassified from contributed surplus. The purchase and delivery of Subordinate Voting Shares upon settlement of RSUs were completed by the administrative agent of the SUP, in accordance with the terms of the SUP and the Services Agreement entered into between the Company and the administrative agent.
•89,712 PSUs were settled net of tax, including 55,942 which were settled in shares resulting in the issuance of 23,812 Subordinate Voting Shares with a carrying value of $222,000, which was reclassified from contributed surplus.